Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Goodwill
Cost	5,607	-	-
Accumulated impairment	(3,287)	-	-
	2,320	-	-

Patents, licences and trademarks
Cost	25,993	919	1,169
Accumulated amortisation and impairment	(918)	(718)	(573)
	25,076	201	596

Brands
Cost	14,769	12,463	12,036
Accumulated amortisation and impairment	(4,563)	-	-
	10,205	12,463	12,036

Software
Cost	15,718	15,788	17,308
Accumulated amortisation and impairment	(15,455)	(15,440)	(15,260)
	263	348	2,048
Total intangible assets	37,864	13,012	14,680

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Goodwill NZ $000’s	Total NZ $000’s
Year ended 31 January 2019
Balance at the beginning of the year	348	201	12,463	-	13,012
Additions	33	25,076	2,726	5,798	33,634
Amortisation	(29)	(202)	-	-	(231)
Impairment (refer note 12c)	(83)	-	(4,563)	(3,287)	(7,934)
Foreign exchange movements	(7)	1	(420)	(192)	(618)
Closing value at 31 January 2019	263	25,076	10,205	2,320	37,864

	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Goodwill NZ $000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the year	2,048	596	12,036	-	14,680
Additions	106	12	-	-	118
Amortisation	(163)	(143)	-	-	(306)
Impairment (refer note 12c)	(1,650)	(264)		-	(1,914)
Foreign exchange movements	7	1	427	-	434
Closing value at 31 January 2018	348	201	12,463	-	13,012

	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Goodwill NZ $000’s	Total NZ $000’s
7 months ended 31 January 2017
Balance at the beginning of the period	2,251	128	12,554	-	14,933
Additions	10	808	-	-	818
Amortisation	(318)	(33)	-	-	(351)
Impairment		(331)		-	(331)
Foreign exchange movements	105	24	(518)	-	(389)
Closing value at 31 January 2017	2,048	596	12,036	-	14,680

Disclosure of Information for Cash-generating Units
	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
United States	2,320	-	-
Impairment expense	2,320	-	-